Impairment of Goodwill and Long-Lived Assets - Segment Reporting Estimated Fair Value over Carrying Value and Goodwill Allocated to Reporting Units (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill allocated to the reporting unit	$ 687,763	[1]	$ 782,815	[1]	$ 841,296	$ 884,199
Kuzbass Power Sales Company (KPSC) [Member]
Goodwill [Line Items]
Goodwill allocated to the reporting unit	31,352
Kuzbass Power Sales Company (KPSC) [Member] | Power Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value			2.00%
Goodwill allocated to the reporting unit			64,112
Yakutugol [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	17.00%
Yakutugol [Member] | Mining Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	17.00%
Goodwill allocated to the reporting unit	408,915
Bratsk Ferroalloy Plant (BFP) [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	29.00%
Bratsk Ferroalloy Plant (BFP) [Member] | Ferroalloy Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	29.00%
Goodwill allocated to the reporting unit	89,521
Port Posiet [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	17.00%
Port Posiet [Member] | Mining Segment [Member]
Goodwill [Line Items]
The excess of fair value over carrying value	17.00%
Goodwill allocated to the reporting unit	$ 23,109

[1]	See Note 3(e)